Cash and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Restricted Deposits
Schedule of components of cash
	December 31,
	2017	2018
	Thousand USD	Thousand USD

Bank accounts- dominated in NIS	237	583
Bank accounts- dominated in USD	5,865	3,167
Bank accounts- other	1	3
	6,103	3,753